STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOW FROM OPERATING ACTIVITIES:
Net loss	$ (13,220)	$ (11,053)	$ (11,286)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	150	171	111
Capital loss	9	5	0
Share based compensation expenses	3,575	1,892	1,427
Share based compensation – placement agent warrants	0	0	59
Evaluation of financial liability at fair value	(720)	47	(306)
Expiration of financial liability	0	(11)	0
Issuance cost	0	0	205
Issuance of ordinary shares - advisor fees	116	62	0
Prepayments of lease liabilities	0	(9)	(7)
Decrease (increase) in right of use assets, net	99	31	(5)
Decrease (increase) in other current assets	78	(84)	190
(Decrease) increase in trade accounts payables	(47)	(44)	46
(Decrease) increase in other accounts payable	(58)	118	(190)
(Increase) decrease in inventory	(291)	(444)	0
Unrealized foreign exchange (gain) loss	(25)	(55)	65
Financial expenses due to commitment fee – Standby Equity Purchase Agreement (SEPA)	250	0	0
Issuance of ordinary shares - commitment fee (SEPA)	223	0	0
Net cash used in operating activities	(9,861)	(9,374)	(9,691)
CASH FLOW FROM INVESTING ACTIVITIES:
Purchase of property, plant, and equipment	(103)	(164)	(206)
Change in deposits, net	668	1,652	4,800
Net cash provided by investing activities	565	1,488	4,594
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares, pre-funded warrants and ordinary warrants, net	1,759	7,898	3,424
Exercise of options	10	2	3
Exercise of warrants and pre-funded warrants, net	912	2	0
Issuance of ordinary shares (issuances pursuant to an at-the-market facility), net	4,646	0	26
Net cash provided by financing activities	7,327	7,902	3,453
Effect of exchange rate changes on cash and cash equivalents	25	55	(65)
Net increase (decrease) in cash and cash equivalents and restricted cash	(1,969)	16	(1,644)
Cash, cash equivalents and restricted cash at the beginning of the period	5,201	5,130	6,839
Cash, cash equivalents and restricted cash at the end of the period	3,257	5,201	5,130
Cash and cash equivalents	3,159	5,111	5,041
Restricted cash	98	90	89
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	3,257	5,201	5,130
Other receivable in connection to December private placement	0	70	0
Accrued issuance expenses	(43)	(220)	0
Financial liability- placement agent fee (Note 10-A)	0	(69)	0
Share based compensation- placement agent warrants against additional paid in capital (Note 11)	0	(254)	(73)
Total non cash transactions	(43)	(473)	(73)
Interest paid	$ 65	$ 72	$ 93